Incentive Plans (Summary Of Additional Stock Option Information) (Details)	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, No. of Options, | shares	660,635
Options Outstanding, Avg. Life Remaining in Years	5 years
Options Outstanding, Aggregate Intrinsic Value | $	$ 21,705,226
Options Exercisable, No. of Options | shares	88,445
Options Exercisable, Avg. Remaining Life in Years	3 years 7 months 6 days
Options Exercisable, Aggregate Intrinsic Value | $	$ 3,035,013
$32.53 to $37.06 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, No. of Options, | shares	386,119
Options Outstanding, Avg. Life Remaining in Years	4 years 8 months 12 days
Options Outstanding, Aggregate Intrinsic Value | $	$ 13,634,984
Options Exercisable, No. of Options | shares	49,228
Options Exercisable, Avg. Remaining Life in Years	4 years 1 month 6 days
Options Exercisable, Aggregate Intrinsic Value | $	$ 1,788,414
Range of Exercise Price per Option, Lower Range Limit | $ / shares	$ 32.53
Range of Exercise Price per Option, Upper Range Limit | $ / shares	$ 37.06
$37.07 to $39.45 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, No. of Options, | shares	39,217
Options Outstanding, Avg. Life Remaining in Years	3 years 1 month 6 days
Options Outstanding, Aggregate Intrinsic Value | $	$ 1,246,599
Options Exercisable, No. of Options | shares	39,217
Options Exercisable, Avg. Remaining Life in Years	3 years 1 month 6 days
Options Exercisable, Aggregate Intrinsic Value | $	$ 1,246,599
Range of Exercise Price per Option, Lower Range Limit | $ / shares	$ 37.07
Range of Exercise Price per Option, Upper Range Limit | $ / shares	$ 39.45
$39.46 to $40.25 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, No. of Options, | shares	235,299
Options Outstanding, Avg. Life Remaining in Years	5 years 8 months 12 days
Options Outstanding, Aggregate Intrinsic Value | $	$ 6,823,643
Options Exercisable, Avg. Remaining Life in Years	0 years
Range of Exercise Price per Option, Lower Range Limit | $ / shares	$ 39.46
Range of Exercise Price per Option, Upper Range Limit | $ / shares	$ 40.25